Expense Example - LVIP Global Moderate Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	73	231	404	905	98	310	540	1,200